Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 22,345	$ 29,952	$ 12,886	$ 74,780
Impairment loss		$ 0	$ 0	$ 0